Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Trademark	—	52,534
Less: accumulated amortisation	—	(2,189)
Net book value	—	50,345

During the year, the Company entered into an agreement with 芳華株式会社 to obtain the right to use the trademark “Ninja Whisky”. The Company is authorized to use the trademark, subject to specified restrictions, in connection with the bottling and packaging of whisky and the preparation of related advertising and promotional materials. The trademark usage rights were granted for a term of 20 years, commencing on January 1, 2025 and expiring on December 31, 2044.

For the year ended December 31, 2025, the Company recorded US$2,189 in amortization expenses with no impairment charges. No amortization or impairment was recorded during the year ended December 31, 2024.